SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Determine Fair Value of Options Granted
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2024, 2023 and 2022 was estimated using the following assumptions:

	2024	2023	2022
Expected volatility	33.33%-36.70%	33.35%-35.67%	29.45%-34.11%
Risk free interest rate	3.49%-4.57%	3.60%-4.68%	1.78%-4.15%
Expected dividend	—	—	—
Expected term (in years)	2.5 - 3.5	3.5	3.5

Schedule of Stock Option Activity
A summary of the Company's stock options activity and related information for the year ended December 31, 2024, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2024	1,253,794	24.08	4.25	221,610
Granted	340,451	13.48
Exercised	(272,978)	10.55
Cancelled	(953)	23.05
Forfeited	(72,155)	0.29

Outstanding at December 31, 2024	1,248,159	25.53	4.08	184,832

Exercisable at December 31, 2024	491,206	57.58	2.74	59,781

Schedule of Options Outstanding by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2024, have been separated into ranges of exercise price as follows:

Ranges of exercise price	Options outstanding as of December 31, 2024	Weighted average remaining contractual term	Weighted Average Exercise Price	Options Exercisable as of December 31, 2024	Weighted average exercise price of options exercisable
		(Years)	$		$
$0.00 - 0.32	1,083,295	4.26	0.28	346,395	0.29
$6.72	152	0.78	6.72	152	6.72
$20.44 - 24.99	1,928	2.92	21.37	1,928	21.37
$40.63 - 54.51	1,116	3.78	51.79	1,116	51.79
$151.63 - 197.42	86,235	3.05	171.01	66,182	171.78
$206.52 - 232.2	75,433	2.72	221.55	75,433	221.55

	1,248,159	4.08	25.53	491,206	57.58

Schedule of Restricted Stock Units Activity
A summary of the Company's RSU and the Company's RSA activities and related information for the year ended December 31, 2024, is as follows:

Number of RSU and RSA (*)
Outstanding at January 1, 2024	1,703,149
Granted	835,778
Vested	(673,001)
Forfeited	(78,104)

Outstanding at December 31, 2024	1,787,822
(*) NIS 1.0 par value, which represents approximately $0.27.

Schedule of Allocated Share-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards recognized for the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31,
	2024	2023	2022
Cost of revenues	$17,418	$18,904	$18,535
Research and development, net	33,526	38,047	39,747
Selling and marketing	57,230	48,022	57,114
General and administrative	78,927	78,329	73,492

Total stock-based compensation expenses	$187,101	$183,302	$188,888